Investments (Tables)	12 Months Ended
Dec. 31, 2024
Investments
Schedule of investments
Entity	Instrument	Note	Balance at December 31, 2023	Additions	Redemptions	Change in fair value through profit or loss	Effects of foreign exchange	Balance at December 31, 2024
			$	$		$	$	$
A2ZCryptoCap Inc.	Shares	(i)	6,049	—	—	(3,702)	(123)	2,224
Royal Bank of Canada	GIC	(ii)	756,100	—	(738,000)	—	(18,100)	—
Royal Bank of Canada	GIC	(iii)	—	2,955,610	(2,934,760)	—	—	20,850
Bank of Montreal	GIC	(iv)	—	500,000	(500,000)	—	—	—
Meridian	GIC	(v)	—	3,234,026	(2,016,317)	—	(36,210)	1,181,499
			762,149	6,689,636	(6,189,077)	(3,702)	(54,433)	1,204,573

						Current		1,202,349
						Non-Current		2,224
								1,204,573
Entity	Instrument	Note	Balance at December 31, 2022	Proceeds from sale	Additions	Change in fair value through profit or loss	Effects of foreign exchange	Balance at December 31, 2023
			$	$	$	$	$	$
Solarvest BioEnergy Inc.	Shares	(vi)	221,490	—	—	(221,490)		—
Solarvest BioEnergy Inc.	Convertible debenture	(vi)	177,192	—	—	(177,192)	—	—
A2ZCryptoCap Inc.	Shares	(i)	10,632	—	—	(4,583)	—	6,049
Lions Bay Fund	Shares	(vii)	418,298	443,138	—	24,840	—	—
Royal Bank of Canada	GIC	(ii)	—	—	744,500	—	11,600	756,100
			827,612	443,138	744,500	(378,425)	11,600	762,149

					Current			756,100
					Non-Current			6,049
								762,149